WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 141.3%
Alabama - 6.2%
Alabama State Corrections Institution Finance Authority Revenue, Series A	5.250%	7/1/52	$2,600,000	$2,799,639
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds, Project #6, Series B	4.000%	12/1/26	560,000	557,199	(a)(b)
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	700,000	724,737	(c)
Jefferson County, AL, Sewer Revenue:
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F, Refunding (0.000% to 10/1/23 then 7.900%)	0.000%	10/1/50	11,580,000	11,878,119
Senior Lien, Warrants, Series A, Refunding, AGM	5.500%	10/1/53	1,400,000	1,437,293
Subordinated Lien, Warrants, Series D, Refunding	6.500%	10/1/53	6,900,000	7,339,525
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project #2, Series A	4.000%	6/1/24	5,690,000	5,693,728	(a)(b)

Total Alabama				30,430,240

Alaska - 0.8%
Alaska State Housing Finance Corp. Revenue, State Capital Project II, Series B	5.000%	12/1/38	750,000	803,873
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	1,000,000	1,005,889	(c)
Northern Tobacco Securitization Corp., AK, Tobacco Settlement Revenue:
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/50	500,000	437,571
Asset Backed Senior Bonds, Series A, Class 1, Refunding	4.000%	6/1/41	1,690,000	1,571,889

Total Alaska				3,819,222

Arizona - 5.0%
Arizona State IDA, Education Revenue, Basis School Project, Credit Enhanced, Series F, Refunding, SD Credit Program	5.000%	7/1/52	725,000	736,964
Chandler, AZ, IDA Revenue, Intel Corp. Project	5.000%	6/3/24	4,120,000	4,142,254	(a)(b)(c)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	950,000	987,182	(d)
Queen Creek, AZ, Excise Tax & State Shared Revenue, Series A	5.000%	8/1/42	750,000	802,012
Salt Verde, AZ, Financial Corp., Natural Gas Revenue:
Series 2007	5.250%	12/1/28	2,000,000	2,086,792

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2023 Quarterly Report	1

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Arizona - continued
Series 2007	5.000%	12/1/32	$10,000,000	$10,472,266
Series 2007	5.000%	12/1/37	5,500,000	5,617,444

Total Arizona				24,844,914

California - 18.9%
Alameda, CA, Corridor Transportation Authority Revenue:
Convertible CAB, Series C, Refunding, AGM	5.000%	10/1/52	2,050,000	2,199,265
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	1,750,000	1,807,717
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series B-1 (SIFMA Municipal Swap Index Yield + 1.100%)	4.520%	4/1/24	5,500,000	5,526,716	(a)(b)
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series A-1	4.000%	8/1/28	700,000	699,345	(a)(b)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	2,400,000	2,524,968	(a)(b)
California State Health Facilities Financing Authority Revenue, Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/56	500,000	512,399
California State MFA Revenue, Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	3,400,000	3,410,217	(c)
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	12,500,000	12,514,694	(c)(d)
California State, GO, Various Purpose, Refunding	4.000%	11/1/36	1,000,000	1,015,670
California Statewide CDA Revenue, Provident Group-Pomona Properties LLC, Series A	5.750%	1/15/45	1,770,000	1,769,861	(d)
Chino Valley, CA, USD, GO, Series B	5.000%	8/1/55	1,250,000	1,341,175
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue, Series A, Refunding	5.000%	9/1/44	2,405,000	2,417,046
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series C, Refunding	4.000%	5/15/36	800,000	791,867	(c)
Los Angeles International Airport, Subordinated, Series C, Refunding	4.000%	5/15/37	500,000	489,774	(c)

See Notes to Schedule of Investments.

2	Western Asset Managed Municipals Fund Inc. 2023 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - continued
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/38	$500,000	$523,149	(c)
Los Angeles International Airport, Subordinated, Series F	5.000%	5/15/27	5,565,000	5,874,945	(c)
Los Angeles International Airport, Subordinated, Series F	4.000%	5/15/49	2,000,000	1,837,788	(c)
Los Angeles, CA, Department of Water & Power Waterworks Revenue, Series A	5.000%	7/1/48	2,500,000	2,657,536
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Series A	5.000%	7/1/42	4,000,000	4,208,919
Series C	5.000%	7/1/37	1,000,000	1,072,212
Series C	5.000%	7/1/42	2,000,000	2,117,102
Los Angeles, CA, Wastewater System Revenue, Green Bonds, Subordinated, Series A	5.000%	6/1/48	1,500,000	1,593,086
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	7.000%	11/1/34	3,430,000	4,257,633
Series B	6.500%	11/1/39	8,000,000	9,543,474
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No. 2003-1	5.500%	9/1/37	545,000	532,233
Community Facilities District No. 2003-1	5.750%	9/1/52	1,000,000	961,080
Riverside County, CA, Transportation Commission Sales Tax Revenue, Series B, Refunding	5.000%	6/1/37	1,900,000	2,048,145
San Bernardino, CA, USD Revenue, COP, 2019 School Financing Project, AGM	5.000%	10/1/36	1,000,000	1,090,363
San Diego County, CA, Regional Airport Authority Revenue, Series B	5.000%	7/1/46	1,500,000	1,544,829	(c)
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, Series A	5.000%	4/1/48	2,500,000	2,607,263
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Second Series A, Refunding	5.000%	5/1/47	9,135,000	9,272,363	(c)
SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/47	1,500,000	1,532,794	(c)
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue, Capital Project, Series A	5.000%	7/15/43	1,000,000	1,073,633

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2023 Quarterly Report	3

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - continued
Sanger, CA, USD Revenue, COP, Capital Projects, Refunding, AGM	5.000%	6/1/49	$1,000,000	$1,029,445
Tobacco Securitization Authority of Southern California Revenue:
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/39	500,000	527,772
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	500,000	513,204

Total California				93,439,682

Colorado - 6.3%
Base Village Metropolitan District #2, CO, GO, Series A, Refunding	5.750%	12/1/46	500,000	500,499
Colorado State Educational & Cultural Facilities Authority Revenue, University of Denver Project, Series A	5.000%	3/1/47	1,600,000	1,669,531
Colorado State Health Facilities Authority Revenue:
Commonspirit Health Initiatives, Series B-2	5.000%	8/1/26	1,000,000	1,034,440	(a)(b)
Commonspirit Health Project, Series A-2	4.000%	8/1/49	1,900,000	1,647,706
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	600,000	567,586
Denver, CO, Airport System Revenue, Series C	6.125%	11/15/25	10,945,000	11,244,326	(c)(e)
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	12,200,000	14,542,133

Total Colorado				31,206,221

Connecticut - 1.7%
Connecticut State Special Tax Revenue:
Transportation Infrastructure, Series A	5.000%	1/1/37	1,500,000	1,609,279
Transportation Infrastructure, Series A	5.000%	5/1/38	2,750,000	3,021,940
Connecticut State, GO:
Series A	5.000%	4/15/35	1,650,000	1,810,141
Series E	5.000%	10/15/34	930,000	987,543
Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project Ltd., Refunding	5.000%	4/1/39	900,000	888,689	(d)

Total Connecticut				8,317,592

See Notes to Schedule of Investments.

4	Western Asset Managed Municipals Fund Inc. 2023 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
District of Columbia - 0.6%
District of Columbia Revenue, KIPP DC Project, Series B, Refunding	5.000%	7/1/48	$2,800,000	$2,737,956

Florida - 5.8%
Broward County, FL, Airport System Revenue, Series 2017	5.000%	10/1/47	1,250,000	1,265,377	(c)
Broward County, FL, Port Facilities Revenue, Series 2022	5.000%	9/1/37	400,000	428,403	(c)
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	555,000	556,400	(d)
Florida State Mid-Bay Bridge Authority, Series A, Refunding	5.000%	10/1/30	2,410,000	2,477,988
Fort Pierce, FL, Utilities Authority Revenue, Series A, Refunding, AGM	4.000%	10/1/52	700,000	641,745
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue, Priority Subordinated, Series A	5.000%	10/1/47	1,500,000	1,518,453	(c)
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series E	5.000%	10/1/43	1,000,000	1,025,702	(c)
Miami-Dade County, FL, Aviation Revenue, Series A, Refunding	5.000%	10/1/49	3,000,000	3,044,958	(c)
Miami-Dade County, FL, Expressway Authority, Series A	5.000%	7/1/40	9,000,000	9,004,909
Miami-Dade County, FL, Seaport Revenue:
Senior Bonds, Series A, Refunding	5.000%	10/1/47	2,000,000	2,060,190	(c)
Senior Bonds, Series A, Refunding	5.250%	10/1/52	1,500,000	1,566,053	(c)
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Inc., Series A	5.000%	10/1/53	1,000,000	1,044,348
Presbyterian Retirement Communities, Refunding	5.000%	8/1/47	750,000	775,949
Palm Beach County, FL, Health Facilities Authority Revenue:
Acts Retirement-Life Communities	5.000%	11/15/45	750,000	718,525
Jupiter Medical Center Project, Series A	5.000%	11/1/52	2,200,000	2,202,523
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Refunding	4.000%	6/1/41	500,000	399,941

Total Florida				28,731,464

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2023 Quarterly Report	5

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - 1.3%
Cobb County, GA, Kennestone Hospital Authority Revenue, Wellstar Health System, Inc. Project, Series A	5.000%	4/1/50	$1,000,000	$1,031,429
Fulton County, GA, Development Authority Revenue, Georgia Institute of Technology	5.000%	6/15/44	1,000,000	1,076,292
Georgia State Municipal Electric Authority Power Revenue:
Plant Vogtle Units 3&4, Project M, Series A	5.250%	7/1/64	900,000	931,467
Plant Vogtle Units 3&4, Project P, Series A	5.000%	1/1/56	1,000,000	956,657
Plant Vogtle Units 3&4, Project P, Series A	5.500%	7/1/64	550,000	557,929
Project One, Series A	5.000%	1/1/50	1,000,000	1,018,972
Main Street Natural Gas Inc., GA, Gas Project Revenue, Series A	5.000%	5/15/43	800,000	798,559

Total Georgia				6,371,305

Guam - 0.2%
Guam Government, Business Privilege Tax Revenue, Series F, Refunding	4.000%	1/1/36	970,000	931,841

Idaho - 0.2%
Idaho State Health Facilities Authority Revenue, Trinity Health Credit Group, Series A	5.000%	12/1/47	1,100,000	1,120,026

Illinois - 18.7%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/42	1,500,000	1,479,594
Chicago, IL, Board of Education, GO:
Dedicated, Series G, Refunding	5.000%	12/1/34	100,000	102,027
Dedicated, Series G, Refunding	5.000%	12/1/44	420,000	406,786
Dedicated, Series H	5.000%	12/1/36	500,000	501,564
Dedicated, Series H	5.000%	12/1/46	4,150,000	3,982,421
Series D	5.000%	12/1/46	6,435,000	6,125,342
Chicago, IL, GO:
Series A	5.000%	1/1/44	1,000,000	974,668
Series A, Refunding	5.625%	1/1/29	2,000,000	2,089,853
Series A, Refunding	6.000%	1/1/38	1,500,000	1,574,485
Series C, Refunding	5.000%	1/1/25	3,000,000	3,042,748
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series B, Refunding	5.000%	1/1/41	1,000,000	1,024,109
General Senior Lien, Series C, Refunding	5.000%	1/1/44	2,500,000	2,589,986	(c)
Series A, Refunding	5.000%	1/1/31	1,000,000	1,016,218	(c)

See Notes to Schedule of Investments.

6	Western Asset Managed Municipals Fund Inc. 2023 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - continued
Series A, Refunding	5.000%	1/1/35	$7,000,000	$7,089,884	(c)
TrIPS Obligated Group	5.000%	7/1/48	700,000	693,283	(c)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	1,000,000	1,012,839
Second Lien, Series A, Refunding	5.000%	12/1/45	500,000	515,615
Second Lien, Series A, Refunding	4.000%	12/1/55	1,300,000	1,121,803
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/44	1,000,000	1,000,328
Second Lien, Series A	5.000%	1/1/47	2,300,000	2,303,222
Second Lien, Series B, Refunding	5.000%	1/1/38	750,000	759,051
Chicago, IL, Waterworks Revenue:
Second Lien, Series 2017, Refunding	5.000%	11/1/29	1,800,000	1,885,252
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/33	1,290,000	1,372,365
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/37	3,610,000	3,740,173
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/38	2,000,000	2,067,823
Cook County, IL, Sales Tax Revenue, Series A, Refunding	4.000%	11/15/41	1,750,000	1,615,679
Illinois State Finance Authority Revenue, Northshore University Healthsystem, Series A, Refunding	4.000%	8/15/40	1,900,000	1,799,170
Illinois State Finance Authority, Student Housing & Academic Facilities Revenue, CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/50	500,000	475,864
Illinois State Sports Facilities Authority Revenue, Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/28	750,000	784,013
Illinois State Toll Highway Authority Revenue, Series A	4.000%	1/1/46	4,000,000	3,771,386
Illinois State, GO:
Series 2016	5.000%	1/1/33	1,500,000	1,535,634
Series 2016	5.000%	11/1/33	2,350,000	2,417,051
Series 2016, Refunding	5.000%	2/1/29	1,660,000	1,726,794
Series A	5.000%	3/1/34	2,000,000	2,111,757
Series A	5.000%	5/1/36	690,000	711,577

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2023 Quarterly Report	7

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - continued
Series A	5.000%	5/1/39	$2,000,000	$2,044,576
Series A	5.000%	3/1/46	1,750,000	1,768,383
Series A, Refunding	5.000%	10/1/29	3,795,000	4,000,429
Series A, Refunding	5.000%	10/1/30	500,000	525,671
Series D	5.000%	11/1/27	2,000,000	2,096,260
Series D	5.000%	11/1/28	750,000	785,614
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	2,750,000	2,369,504
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/47	1,500,000	1,238,547
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	7,150,000	6,982,953
Regional Transportation Authority, IL, GO, Series A, Refunding, NATL	6.000%	7/1/29	4,450,000	5,011,434

Total Illinois				92,243,735

Indiana - 1.3%
Indiana State Finance Authority Revenue:
BHI Senior Living Inc., Series A, Refunding	4.000%	11/15/41	2,250,000	1,829,040
Marion General Hospital, Series A	4.000%	7/1/45	900,000	840,246
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	900,000	873,606
Indianapolis, IN, Local Public Improvement Bond Bank, Courthouse and Jail Project, Series A	4.000%	2/1/44	2,000,000	1,939,030
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	1,000,000	1,025,185	(c)

Total Indiana				6,507,107

Iowa - 1.2%
Iowa State Finance Authority Revenue:
Midwestern Disaster Area, Iowa Fertilizer Co. Project, Refunding	5.000%	12/1/42	3,400,000	3,412,760	(a)(b)
Midwestern Disaster Area, Iowa Fertilizer Co. Project, Refunding	5.000%	12/1/50	2,000,000	1,955,798
Iowa State Tobacco Settlement Authority Revenue, Asset Backed Senior Bonds, Class 1, Series A-2, Refunding	4.000%	6/1/49	550,000	480,239

Total Iowa				5,848,797

See Notes to Schedule of Investments.

8	Western Asset Managed Municipals Fund Inc. 2023 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Kentucky - 2.4%
Kentucky State Economic Development Finance Authority Revenue, Louisville Arena, Louisville Arena Authority Inc., Refunding, AGM	5.000%	12/1/45	$1,000,000	$1,013,929
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	6/1/26	5,000,000	4,953,749	(a)(b)
Series C	4.000%	6/1/25	5,800,000	5,804,459	(a)(b)

Total Kentucky				11,772,137

Louisiana - 1.0%
Port New Orleans, LA, Board of Commissioners Revenue, Series B, Refunding, AGM	5.000%	4/1/43	2,000,000	2,040,006	(c)
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series A-3, Refunding	2.200%	7/1/26	1,750,000	1,629,822	(a)(b)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	1,300,000	1,217,694	(a)(b)

Total Louisiana				4,887,522

Maryland - 0.5%
Maryland EDC, Senior Student Housing Revenue, Morgan State University Project	5.000%	7/1/50	1,150,000	1,138,738
Maryland State Stadium Authority Built to Learn Revenue, Series 2021	4.000%	6/1/46	1,495,000	1,378,634

Total Maryland				2,517,372

Massachusetts - 3.0%
Massachusetts State DFA Revenue:
Boston Medical Center, Series G	5.250%	7/1/52	1,300,000	1,355,301
Broad Institute Inc., Refunding	5.000%	4/1/36	1,000,000	1,077,558
Milford Regional Medical Center, Series F	5.750%	7/15/43	500,000	500,390
Northeastern University Issue, Refunding	5.000%	10/1/44	2,000,000	2,209,655
UMass Boston Student Housing Project	5.000%	10/1/48	750,000	710,615
Wellforce Issue, Series A, Refunding	5.000%	7/1/44	500,000	475,987
Massachusetts State Port Authority Revenue:
Bosfuel Project, Series A, Refunding	5.000%	7/1/49	1,100,000	1,120,737	(c)
Series A, Refunding	5.000%	7/1/36	1,700,000	1,802,713	(c)
Series E	5.000%	7/1/46	5,480,000	5,686,091	(c)

Total Massachusetts				14,939,047

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2023 Quarterly Report	9

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - 3.2%
Detroit, MI, Downtown Development Authority Revenue, Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/48	$1,000,000	$975,081
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien, Series A	5.000%	7/1/46	5,500,000	5,641,343
Senior Lien, Series C, Refunding	5.000%	7/1/35	500,000	527,721
Kent County, MI, Gerald R. Ford International Airport, GO, Authority Revenue, County Guaranty	5.000%	1/1/46	1,000,000	1,049,140	(c)
Michigan State Finance Authority Revenue:
Facilities Program, Series 1-A, Refunding	5.250%	10/15/47	650,000	656,415
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Second Lien Local Project, Series C, Refunding	5.000%	7/1/33	625,000	642,670
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series C-6, Refunding	5.000%	7/1/33	1,160,000	1,178,616
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D-2, Refunding	5.000%	7/1/34	250,000	255,833
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	325,000	328,511
Michigan State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group, Series 2010F-4, Refunding	5.000%	11/15/47	3,000,000	3,063,916
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	1,400,000	1,395,650	(c)

Total Michigan				15,714,896

Missouri - 0.8%
Missouri State HEFA Revenue, Senior Living Facilities, Lutheran Senior Services, Refunding	5.000%	2/1/44	2,710,000	2,520,444
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village, St. Louis Obligated Group, Series A	5.000%	9/1/38	1,250,000	1,179,155

Total Missouri				3,699,599

Nebraska - 0.3%
Omaha Public Power District, NE, Electric System Revenue, Series B, Refunding	4.000%	2/1/46	1,500,000	1,423,907

See Notes to Schedule of Investments.

10	Western Asset Managed Municipals Fund Inc. 2023 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - 9.3%
New Jersey Institute of Technology, GO, Series A	5.000%	7/1/45	$750,000	$765,151
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	2,500,000	2,513,722	(c)
School Facilities Construction, Series I, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.600%)	5.020%	3/1/28	15,000,000	15,000,892	(b)
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	650,000	654,732	(c)
Transit Transportation Project, Series A	5.000%	11/1/32	1,000,000	1,094,844
New Jersey State EDA, Lease Revenue, State House Project, Series B	5.000%	6/15/43	4,000,000	4,116,287
New Jersey State EDA, Special Facility Revenue, Continental Airlines Inc. Project	5.250%	9/15/29	3,000,000	2,985,468	(c)
New Jersey State Health Care Facilities Financing Authority Revenue:
Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	400,000	420,929
RWJ Barnabas Health Obligation Group, Series A, Refunding	5.000%	7/1/43	1,200,000	1,231,218
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	5.250%	6/15/43	1,500,000	1,564,896
Transportation Program, Series AA	5.000%	6/15/50	5,520,000	5,689,526
Transportation Program, Series BB	4.000%	6/15/36	2,250,000	2,250,112
Transportation Program, Series BB	5.000%	6/15/44	2,000,000	2,053,317
Transportation System, Series A, Refunding	5.000%	12/15/25	1,885,000	1,958,847
New Jersey State Turnpike Authority Revenue, Series G, Refunding	5.000%	1/1/35	2,675,000	2,887,564
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	600,000	620,214

Total New Jersey				45,807,719

New York - 19.6%
Brookhaven, NY, Local Development Corp. Revenue:
Long Island Community Hospital Project, Series A	5.000%	10/1/31	1,280,000	1,390,984
Long Island Community Hospital Project, Series A	4.000%	10/1/45	1,250,000	1,138,130

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2023 Quarterly Report	11

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - continued
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Subseries A-2	5.000%	11/15/47	$1,500,000	$1,558,415
MTA, NY, Transportation Revenue:
Green Bonds, Series C-1, Refunding	4.000%	11/15/37	500,000	466,364
Green Bonds, Series E, Refunding	5.000%	11/15/30	1,500,000	1,606,801
Green Bonds, Series E, Refunding	4.000%	11/15/45	1,250,000	1,093,723
Series A-2	5.000%	5/15/30	1,800,000	1,909,042	(a)(b)
Series C-1	5.000%	11/15/33	350,000	357,413
New York City, NY, GO:
Subseries A-1	5.000%	8/1/47	2,070,000	2,209,358
Subseries F-1	5.000%	3/1/39	2,000,000	2,191,075
New York City, NY, Industrial Development Agency Revenue:
Yankee Stadium Project, Refunding	4.000%	3/1/45	500,000	445,239
Yankee Stadium Project, Refunding, AGM	4.000%	3/1/45	750,000	697,971
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2013, Unrefunded	5.000%	6/15/47	2,650,000	2,657,085
Second General Resolution Fiscal 2022, Series AA, Subseries AA-1	4.000%	6/15/51	4,500,000	4,244,306
Second General Resolution, Series CC	5.000%	6/15/48	600,000	626,816
Second General Resolution, Series CC-1, Refunding	5.000%	6/15/46	1,000,000	1,031,098
New York City, NY, TFA Future Tax Secured Revenue, Subseries F-1	5.000%	5/1/42	3,000,000	3,145,662
New York State Dormitory Authority Revenue:
Non-State Supported Debt, Memorial Sloan-Kettering Cancer Center, Series B-1	4.000%	7/1/51	2,000,000	1,849,464
Non-State Supported Debt, School District,
Series A, AGM	5.000%	10/1/29	5,000	5,576	(f)
Series B, Refunding	5.000%	2/15/43	5,000	5,446	(f)
New York State Dormitory Authority, Income Tax Revenue, Series B, Refunding	5.000%	2/15/41	2,995,000	3,153,786
New York State Dormitory Authority, Sales Tax Revenue:
Bidding Group 4, Series A, Refunding	5.000%	3/15/45	1,000,000	1,056,500
Bidding Group 4, Series E, Refunding	5.000%	3/15/44	2,000,000	2,125,895

See Notes to Schedule of Investments.

12	Western Asset Managed Municipals Fund Inc. 2023 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - continued
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 4, Series A, Refunding	5.000%	3/15/45	$3,250,000	$3,439,185
Bidding Group 4, Series A, Refunding	4.000%	3/15/46	7,240,000	6,869,698
New York State Liberty Development Corp., Liberty Revenue:
3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	1,750,000	1,684,819	(d)
7 World Trade Center Project, Class 2, Refunding	3.250%	9/15/52	3,800,000	2,833,585
New York State Liberty Development Corp., Revenue, Goldman Sachs Headquarters	5.500%	10/1/37	1,485,000	1,685,951
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien, Series B	4.000%	1/1/45	3,000,000	2,794,222
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	1,750,000	1,805,013	(c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	1,500,000	1,364,465	(c)
John F. Kennedy International Airport Terminal 4 Project, Series C, Refunding	4.000%	12/1/41	2,160,000	1,955,970
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	1,250,000	1,250,117	(c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	9,250,000	9,106,883	(c)
New York State Urban Development Corp. Revenue, State Personal Income Tax, Series C	4.000%	3/15/45	2,500,000	2,370,699
Port Authority of New York & New Jersey Revenue:
Consolidated Series 194, Refunding	5.000%	10/15/41	6,400,000	6,542,140
Consolidated Series 221	4.000%	7/15/50	2,600,000	2,345,143	(c)
Consolidated Series 221	4.000%	7/15/55	1,000,000	887,560	(c)
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	1,250,000	1,319,285
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	6,900,000	7,352,384

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2023 Quarterly Report	13

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - continued
General-MTA Bridges & Tunnels, Series A	4.000%	11/15/54	$1,250,000	$1,161,098
Senior Lien-MTA Bridges & Tunnels, Series C-1A	5.000%	5/15/51	4,950,000	5,302,670

Total New York				97,037,036

North Carolina - 1.3%
Charlotte, NC, Airport Revenue, Charlotte Douglas International Airport, Series A, Refunding	5.000%	7/1/49	1,750,000	1,842,762
Charlotte, NC, Lease Revenue, COP, Convention Facility Project, Series A, Refunding	4.000%	6/1/49	750,000	710,061
North Carolina State Medical Care Commission, Retirement Facilities Revenue:
The Forest at Duke Project	4.000%	9/1/41	500,000	421,345
The Forest at Duke Project	4.000%	9/1/46	715,000	574,494
The Forest at Duke Project	4.000%	9/1/51	1,000,000	774,670
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue:
Series A, Refunding	5.000%	7/1/47	750,000	750,690
Series A, Refunding	5.000%	7/1/51	1,500,000	1,499,711

Total North Carolina				6,573,733

North Dakota - 0.4%
Grand Forks, ND, Health Care System Revenue, Altru Health System, Refunding, AGM	3.000%	12/1/46	2,700,000	2,008,698

Ohio - 1.0%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue, Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	2,400,000	2,182,656
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B, Refunding	2.500%	10/1/29	1,500,000	1,311,904	(a)(b)(c)
AMG Vanadium Project, Series 2019	5.000%	7/1/49	600,000	523,177	(c)
Duke Energy Corp. Project, Series B, Refunding	4.250%	6/1/27	1,000,000	994,337	(a)(b)(c)

Total Ohio				5,012,074

Oklahoma - 0.4%
Oklahoma State Municipal Power Authority Revenue, Series A, Refunding, AGM	4.000%	1/1/47	2,000,000	1,857,861

See Notes to Schedule of Investments.

14	Western Asset Managed Municipals Fund Inc. 2023 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oregon - 0.6%
Oregon State Facilities Authority Revenue, Legacy Health Project, Series A, Refunding	5.000%	6/1/46	$2,000,000	$2,031,344
Port of Portland, OR, Airport Revenue, Portland International Airport, Series C, Refunding	5.000%	7/1/24	1,000,000	1,016,048	(c)

Total Oregon				3,047,392

Pennsylvania - 6.4%
Bucks County, PA, Water and Sewer Authority, Sewer System Revenue, Series A, AGM	4.250%	12/1/47	750,000	725,914
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue Bonds:
Series 2018	5.000%	6/1/32	250,000	268,315
Series 2018	5.000%	6/1/33	500,000	535,945
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/30	375,000	387,107	(f)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/30	1,145,000	1,155,884
Lancaster County, PA, Convention Center Authority Revenue, Hotel Room Rental Tax:
Series B, Refunding	4.750%	5/1/53	1,000,000	1,002,976
Series B, Refunding	4.750%	5/1/57	2,500,000	2,507,440
Lancaster County, PA, Hospital Authority Revenue, Penn State Health, Series 2021	5.000%	11/1/46	2,750,000	2,851,675
Pennsylvania State Economic Development Financing Authority Revenue, Tax-Exempt Private Activity:
The Penndot Major Bridges Package One Project	5.750%	6/30/48	2,000,000	2,131,672	(c)
The Penndot Major Bridges Package One Project	5.250%	6/30/53	4,500,000	4,586,625	(c)
Pennsylvania State Higher EFA Revenue,
Trustees of University of Pennsylvania, Series A	5.000%	2/15/48	1,250,000	1,314,973
Pennsylvania State Turnpike Commission Revenue:
Series A, Refunding	5.000%	12/1/47	1,500,000	1,588,463
Series A-2, Refunding	5.000%	12/1/48	1,000,000	1,034,875
Series B, Refunding	5.250%	12/1/47	1,200,000	1,310,151
Series C, Refunding	4.000%	12/1/51	2,000,000	1,818,616

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2023 Quarterly Report	15

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - continued
Subordinated, Series B	5.000%	12/1/48	$2,900,000	$2,978,842
Philadelphia, PA, Authority for IDR, Lease Revenue, Refunding	5.000%	10/1/30	1,200,000	1,353,817
Philadelphia, PA, SD, GO, Series A, State Aid Withholding	5.000%	9/1/33	1,755,000	1,810,876
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	600,000	628,014
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	1,780,000	1,857,402

Total Pennsylvania				31,849,582

Puerto Rico - 6.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Senior Lien, Series A, Refunding	5.000%	7/1/47	3,700,000	3,573,475	(d)
Series B, Refunding	5.000%	7/1/33	1,340,000	1,343,530	(d)
Puerto Rico Commonwealth Highway & Transportation Authority Revenue:
CAB, Restructured, Series B	0.000%	7/1/32	333,000	208,125
Restructured, Series A	5.000%	7/1/62	375,000	347,813
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/24	15,634	14,674
CAB, Restructured, Series A-1	0.000%	7/1/33	60,471	34,455
Restructured, Series A-1	5.250%	7/1/23	26,240	26,316
Restructured, Series A-1	5.375%	7/1/25	52,334	53,136
Restructured, Series A-1	5.625%	7/1/27	51,860	53,573
Restructured, Series A-1	5.625%	7/1/29	51,018	53,232
Restructured, Series A-1	5.750%	7/1/31	49,554	52,161
Restructured, Series A-1	4.000%	7/1/33	46,990	42,106
Restructured, Series A-1	4.000%	7/1/35	992,237	869,103
Restructured, Series A-1	4.000%	7/1/37	3,125,000	2,672,544
Restructured, Series A-1	4.000%	7/1/41	489,287	404,183
Restructured, Series A-1	4.000%	7/1/46	51,258	40,817
Subseries CW	0.000%	11/1/43	221,913	95,700	(b)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	2,230,000	1,555,425	*(g)
Series A	5.050%	7/1/42	350,000	244,125	*(g)
Series XX	5.250%	7/1/40	3,495,000	2,455,237	*(g)
Series ZZ, Refunding	—	7/1/18	1,250,000	854,687	*(h)

See Notes to Schedule of Investments.

16	Western Asset Managed Municipals Fund Inc. 2023 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Puerto Rico - continued
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	$960,000	$786,929
CAB, Restructured, Series A-1	0.000%	7/1/46	6,030,000	1,545,368
Restructured, Series A-1	4.550%	7/1/40	230,000	214,790
Restructured, Series A-1	4.750%	7/1/53	400,000	358,553
Restructured, Series A-1	5.000%	7/1/58	3,600,000	3,340,080
Restructured, Series A-2	4.329%	7/1/40	6,380,000	5,797,521
Restructured, Series A-2A	4.550%	7/1/40	3,550,000	3,315,245

Total Puerto Rico				30,352,903

South Carolina - 0.7%
South Carolina State Jobs-EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	2,000,000	1,861,920
South Carolina State Ports Authority Revenue, Series 2018	5.000%	7/1/48	1,750,000	1,778,745	(c)

Total South Carolina				3,640,665

South Dakota - 0.1%
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	500,000	508,136

Tennessee - 2.3%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	2,500,000	2,335,965
Knox County, TN, Health, Educational & Housing Facility Board Revenue, University Health System Inc., Series A	5.000%	9/1/40	1,200,000	1,200,304
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue:
Subordinated, Green Bonds, Series A	5.000%	7/1/42	500,000	525,787
Subordinated, Series B, Refunding	5.000%	7/1/46	1,000,000	1,046,482
Tennessee State Energy Acquisition Corp., Natural Gas Revenue, Series 2018	4.000%	11/1/25	6,500,000	6,496,200	(a)(b)

Total Tennessee				11,604,738

Texas - 6.9%
Arlington, TX, Special Tax Revenue, Senior Lien, Series A, AGM	5.000%	2/15/48	1,250,000	1,297,827
Austin, TX, Airport System Revenue:
Series 2022	5.000%	11/15/52	1,500,000	1,535,340	(c)
Series B	5.000%	11/15/39	2,520,000	2,630,013	(c)

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2023 Quarterly Report	17

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - continued
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series E	4.000%	1/1/50	$3,300,000	$2,993,360
Forney, TX, ISD, GO, Unlimited Tax School Building Bonds, Series 2019, PSF - GTD	5.000%	2/15/49	500,000	525,161
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible CAB, Step bond, Series A, B and C (0.000% to 10/1/23 then 5.500%)	0.000%	10/1/36	4,000,000	4,290,298
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Texas Children’s Hospital, Series B, Refunding	5.000%	10/1/31	1,250,000	1,411,780	(a)(b)
Hays, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/47	1,250,000	1,181,973
Houston, TX, Airport System Revenue:
Series B-1	5.000%	7/15/30	5,500,000	5,444,841	(c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	1,500,000	1,292,975	(c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/40	2,000,000	1,886,120	(c)
Houston, TX, Combined Utility System Revenue, First Lien, Series D, Refunding	5.000%	11/15/44	1,000,000	1,013,268
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	120,000	124,697	(c)
Series 2017	5.000%	11/1/36	120,000	123,239	(c)
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, Collegiate Housing College Station, AGM	5.000%	4/1/46	750,000	752,755
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/51	1,000,000	745,800
North Texas Tollway Authority Revenue:
Series A, Refunding	5.000%	1/1/39	825,000	852,549
Series B, Refunding	5.000%	1/1/45	2,105,000	2,139,908
Port Beaumont, TX, Navigation District Dock and Wharf Facility Revenue, Jefferson Gulf Coast Energy Project, Series A	3.000%	1/1/50	400,000	242,041	(c)(d)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas	4.000%	10/1/42	1,750,000	1,670,014
Texas State Private Activity Bond Surface Transportation Corp. Revenue, Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/45	1,600,000	1,593,896	(c)

See Notes to Schedule of Investments.

18	Western Asset Managed Municipals Fund Inc. 2023 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - continued
Woodloch, TX, Health Facilities Development Corp., Senior Housing Revenue:
Inspired Living at Lewisville Project, Series A-1	6.750%	12/1/51	$500,000	$365,000	*(d)(g)
Subordinated, Inspired Living at Lewisville Project, Series B	10.000%	12/1/51	150,000	7,500	*(g)

Total Texas				34,120,355

Utah - 1.5%
Salt Lake City, UT, Airport Revenue, Salt Lake City International Airport, Series A	5.000%	7/1/43	5,250,000	5,354,488	(c)
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/47	1,000,000	1,010,656
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	4.000%	10/15/39	1,000,000	825,138
Series 2021	4.000%	10/15/38	500,000	417,842

Total Utah				7,608,124

Virginia - 2.0%
Arlington County, VA, IDA, Hospital Revenue, Virginia Hospital Center, Refunding	5.000%	7/1/35	700,000	765,949
Virginia State Port Authority, Port Facilities Revenue:
Series B, Refunding	5.000%	7/1/41	1,100,000	1,129,872	(c)
Series B, Refunding	5.000%	7/1/45	1,500,000	1,533,210	(c)
Virginia State Small Business Financing Authority Revenue:
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/32	500,000	537,031
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/34	300,000	321,090
Senior Lien, 95 Express Lanes LLC Project, Refunding	5.000%	7/1/35	3,000,000	3,155,166	(c)
Senior Lien, 95 Express Lanes LLC Project, Refunding	5.000%	1/1/37	1,000,000	1,032,158	(c)
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	1,250,000	1,261,770	(c)

Total Virginia				9,736,246

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2023 Quarterly Report	19

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Washington - 1.9%
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	4.000%	4/1/44	$750,000	$681,713	(c)
Series 2019	5.000%	4/1/44	1,500,000	1,550,686	(c)
Series 2022, Refunding	5.000%	8/1/41	2,500,000	2,646,680	(c)
Series C	5.000%	5/1/42	1,500,000	1,522,761	(c)
Washington State Health Care Facilities Authority Revenue:
Seattle Cancer Care Alliance, Refunding	5.000%	12/1/33	245,000	265,272
Seattle Cancer Care Alliance, Refunding	4.000%	12/1/45	1,200,000	1,117,032
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/50	1,500,000	1,523,749

Total Washington				9,307,893

Wisconsin - 1.4%
Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/48	2,500,000	2,574,743
Public Finance Authority, WI, Revenue:
Carmelite System Inc., Obligated Group, Series 2020, Refunding	5.000%	1/1/40	500,000	489,387
Cone Health, Series A	5.000%	10/1/52	1,500,000	1,550,240
Public Finance Authority, WI, Student Housing Revenue, University of Hawai’i Foundation Project, Green Bonds, Series A-1	4.000%	7/1/51	1,390,000	1,050,190	(d)
Wisconsin State HEFA Revenue, Bellin Memorial Hospital Inc., Series A	5.500%	12/1/52	1,250,000	1,348,278

Total Wisconsin				7,012,838

TOTAL MUNICIPAL BONDS (Cost - $709,944,759)				698,590,575

MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUST(i) - 3.2%
New York- 3.2%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-1	5.250%	6/15/52	6,920,000	7,639,560
New York State Dormitory Authority, State Personal Income Tax Revenue, General Purpose Bonds, Series A	4.000%	3/15/45	8,480,000	8,076,047
TOTAL MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUST (Cost - $15,915,012)				15,715,607

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $725,859,771)				714,306,182

See Notes to Schedule of Investments.

20	Western Asset Managed Municipals Fund Inc. 2023 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 5.0%
MUNICIPAL BONDS - 5.0%
Alabama - 2.0%
West Jefferson, AL, Solid Waste Disposal Revenue, Alabama Power Company Miller Plant Project, Series 2008	2.800%	12/1/38	$9,970,000	$9,970,000	(c)(j)(k)

Arizona - 0.2%
Phoenix, AZ, IDA, Health Care Facilities Revenue, Mayo Clinic, Series B, SPA - Northern Trust Co.	2.600%	11/15/52	800,000	800,000	(j)(k)

Delaware - 0.1%
University of Delaware Revenue, Series 2005, Refunding, SPA-TD Bank N.A.	2.500%	11/1/35	300,000	300,000	(j)(k)

Georgia - 2.5%
Bartow County Development Authority, GA, Georgia Power Company Plant Bowen Project, Second Series 2022	3.050%	11/1/62	12,600,000	12,600,000	(c)(j)(k)

Minnesota - 0.2%
Minneapolis, MN, Health Care System Revenue, Fairview Health Services, Series C, Refunding, LOC-Wells Fargo Bank N.A.	2.650%	11/15/48	1,000,000	1,000,000	(j)(k)

Texas - 0.0%††
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Texas Children’s Hospital, Series C, Refunding, SPA-Bank of America N.A.	2.400%	10/1/41	200,000	200,000	(j)(k)

TOTAL MUNICIPAL BONDS (Cost - $24,870,000)				24,870,000

			SHARES
MONEY MARKET FUNDS - 0.0%††
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $53,007)	4.513%		53,007	53,007	(l)(m)

TOTAL SHORT-TERM INVESTMENTS (Cost - $24,923,007)				24,923,007

TOTAL INVESTMENTS - 149.5% (Cost - $750,782,778)				739,229,189

TOB Floating Rate Notes - (1.8)%				(8,855,000)
Other Liabilities in Excess of Other Assets - (47.7)%				(235,920,518)

TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0%				$494,453,671

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2023 Quarterly Report	21

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

(f)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(g)	The coupon payment on this security is currently in default as of February 28, 2023.

(h)	The maturity principal is currently in default as of February 28, 2023.

(i)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust.

(j)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(k)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(l)	Rate shown is one-day yield as of the end of the reporting period.

(m)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At February 28, 2023, the total market value of investments in Affiliated Companies was $53,007 and the cost was $53,007 (Note 2).

See Notes to Schedule of Investments.

22	Western Asset Managed Municipals Fund Inc. 2023 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
BAM	— Build America Mutual — Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EFA	— Educational Facilities Authority
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
ISD	— Independent School District
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCFA	— Pollution Control Financing Authority
PEA	— Public Energy Authority
PSF	— Permanent School Fund
SD	— School District
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TFA	— Transitional Finance Authority
USD	— Unified School District

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2023 Quarterly Report	23

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Managed Municipals Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to maximize current income exempt from federal income tax as is consistent with preservation of principal.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

24

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

25

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Municipal Bonds	—	$698,590,575	—	$698,590,575
Municipal Bonds Deposited in Tender Option Bond Trust	—	15,715,607	—	15,715,607

Total Long-Term Investments	—	714,306,182	—	714,306,182

Short-Term Investments†:
Municipal Bonds	—	24,870,000	—	24,870,000
Money Market Funds	$53,007	—	—	53,007

Total Short-Term Investments	53,007	24,870,000	—	24,923,007

Total Investments	$53,007	$739,176,182	—	$739,229,189

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended February 28, 2023. The following transactions were effected in such company for the period ended February 28, 2023.

	Affiliate Value at May 31, 2022	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at February 28, 2023
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$7,485	$4,066,816	4,066,816	$4,021,294	4,021,294	—	$947	—	$53,007

26